Document And Entity Information	Jan. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2026
Entity Registrant Name	REPLIGEN CORP
Entity Central Index Key	0000730272
Entity Emerging Growth Company	false
Entity File Number	000-14656
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2729386
Entity Address, Address Line One	41 Seyon Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(781)
Local Phone Number	250-0111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RGEN
Security Exchange Name	NASDAQ